Note 11 - Short-Term Loan	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]

11. Short-Term Loan

The unsecured loan was a government guaranteed loan called Canada Emergency Business Account (CEBA) of CAD$60,000 to help eligible businesses with operating costs. CAD$40,000 was received by the Company in 2020 and CAD$20,000 in 2021. This was among the business support measures introduced in the Canadian Federal Government’s COVID-19 Economic Response Plan, with the following terms:

●	the loan is interest-free and no principal repayment is required before December 31, 2023;
●	if the Company chooses to repay at least CAD$40,000 of the loan by December 31, 2023, the remaining balance will be forgiven;
●

if the loan is not repaid by the above mentioned date, it will be converted into a 2-year term loan and will be charged an interest rate of 5% per annum. Interest-only payments are required each month; and

●	at the end of the 2-year term, the entire balance of the loan is due for repayment by December 31, 2025.

In December 2023, the Company repaid CDN$40,000 of the loan and pursuant to the terms of the loan, the remaining CDN$20,000 has been forgiven.

In January 2023, UBS entered into an arrangement with BOQF Cashflow Finance Pty Ltd to fund the Group’s 2023 insurance premium. The total amount financed was A$1,056,059 at inception and the short-term borrowing was fully repaid in September 2023. Interest was charged at an effective annual interest rate of 1.99%. The short-term borrowing was secured by proceeds of or payable under any insurance including proceeds or refunds from the cancellation or termination of any insurance.

In December 2023 the Company entered into a short-term loan facility to finance its 2024 Insurance Premium. The total amount available and drawn down under the facility is $911,082. The facility is repayable in nine monthly instalments which commenced in January 2024 and has an effective annual interest rate of 1.99%. The short-term borrowing is secured by proceeds of or payable under any insurance including proceeds or refunds from the cancellation or termination of any insurance.